Company level financial information	12 Months Ended
Jun. 30, 2022
Company level financial information
Company level financial information

38 Company level financial information

The following presents condensed parent company financial information of the Group.

(i) Condensed statement of profit or loss

	For the period
	from
	January 7,
	2020 (date of
	incorporation)	For the	For the
	to June 30,	year ended	year ended
	2020	June 30, 2021	June 30, 2022
	RMB’000	RMB’000	RMB’000
Other income	—	4,274	6,038
General and administrative expenses	(37)	(9,734)	(19,038)
Other net income	1,091	52,056	6,607
Operating profit	1,054	46,596	(6,393)
Finance income	—	1,030	2,930
Finance costs	—	(2)	—
Net finance income	—	1,028	2,930
Fair value changes of Paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights	151,733	(1,625,287)	—
Share of profit of equity-accounted investee, net of tax	—	(4,011)	(8,162)
Profit/(loss) before taxation	152,787	(1,581,674)	(11,625)
Income tax expense	—	—	—
Profit/(loss) for the period/year	152,787	(1,581,674)	(11,625)

(ii) Condensed statement of profit or loss and other comprehensive income

	For the period from
	January 7, 2020
	(date of	For the	For the
	incorporation) to	year ended	year ended
	June 30, 2020	June 30, 2021	June 30, 2022
	RMB’000	RMB’000	RMB’000
Profit/(loss) for the period/year	152,787	(1,581,674)	(11,625)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	13,606	(191,443)	174,149
Other comprehensive income/(loss) for the period/year	13,606	(191,443)	174,149
Total comprehensive income/(loss) for the period/year	166,393	(1,773,117)	162,524

(iii) Condensed statement of financial position

	Note	As at June 30,
		2021		2022
		RMB’000		RMB’000
ASSETS
Non-current assets
Interest in an equity-accounted investee		352,062		—
Investments in subsidiaries
—Cost-accounted investments in subsidiaries		—	*	2,112,276
—Amounts due from subsidiaries		3,887,724		1,968,572
		4,239,786		4,080,848
Current assets
Other investments		—		1,874
Other receivables		3,031		65,907
Cash and cash equivalents		925,638		646,921
Term deposits		—		201,342
		928,669		916,044
Total assets		5,168,455		4,996,892
EQUITY
Share capital	31(a)	92		92
Additional paid-in capital	31(a)	8,289,160		7,982,824
Other reserves		(1,721,689)		(1,627,210)
Accumulated losses		(1,428,887)		(1,440,512)
Total equity		5,138,676		4,915,194
LIABILITIES
Non-current liabilities
Deferred income		20,005		14,488
		20,005		14,488
Current liabilities
Other payables		3,714		60,915
Deferred income		6,060		6,295
		9,774		67,210
Total liabilities		29,779		81,698
Total equity and liabilities		5,168,455		4,996,892

Note:

*	The amount was less than RMB1,000.

(iv) Condensed statement of cash flow

	For the period from
	January 7, 2020
	(date of	For the	For the
	incorporation) to	year ended	year ended
	June 30, 2020	June 30, 2021	June 30, 2022
	RMB’000	RMB’000	RMB’000
Net cash (used in)/from operating activities	(36)	28,366	(16,177)
Net cash (used in)/from investing activities	(972,092)	(3,432,692)	120,173
Net cash from/(used in) financing activities	1,127,145	4,181,655	(395,322)
Net increase/(decrease) in cash and cash equivalents	155,017	777,329	(291,326)
Cash and cash equivalents at beginning of the period/year	—	153,889	925,638
Effect of movements in exchange rates on cash held	(1,128)	(5,580)	12,609
Cash and cash equivalents at end of the period/year	153,889	925,638	646,921